Segment Reporting (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 Restaurants INT	Dec. 31, 2020 Restaurants INT	Dec. 31, 2019 Restaurants
Number of reportable segments | INT	2	2
Agreement term, description	The agreements have a 10-year term and can be renewed for one additional 10-year term.	The agreements have a 10-year term and can be renewed for one additional 10-year term.
Number of franchised restaurants	32	32	9
Franchise [Member]
Number of franchised restaurants	16	16	19